INVESTMENTS, DEBT AND DERIVATIVES	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
The Company holds the following investments and derivative assets:

	March 31, 2026	December 31, 2025

At amortized cost
Indemnity receivable from VEON Amsterdam B.V.	29	40
Other receivables from VEON Amsterdam B.V.	9	9
Security deposits and cash collateral	125	119
Other investments	2	2
Total investments and derivatives	165	170
Non-current	2	2
Current	163	168
Indemnity receivable from VEON Amsterdam B.V. (US$29) represents amounts due under an indemnity agreement whereby
VEON Amsterdam B.V. has agreed to reimburse the Group for potential future payments of principal and interest on the Bonds described below.
The indemnity receivable from VEON Amsterdam was reduced by US$11 during the three-month period ended March 31, 2026 following its utilization in connection with the partial settlement of April 2025 Bonds.
Security deposits and cash collateral consist of funds held in the account of a clearing company acting as an intermediary between Kyivstar and roaming and interconnect partners, amounting to US$125 (2025: US$119).
As of March 31, 2026 other investments at amortized cost predominantly include sovereign Ukrainian bonds held by Kyivstar.
The Company holds the following debt and derivative liabilities:

	March 31, 2026	December 31, 2025

At fair value
Warrants	28	27
Total at fair value	28	27

At discounted redemption amount
Put option liability	2	2
Total at discounted redemption amount	2	2

At amortized cost
Bonds	28	38
Interest accrued on Bonds	1	2
Lease liabilities	393	374
Loan Note Payable - VEON Amsterdam B.V.	59	57
Other financial liabilities	15	16

Total at amortized cost	496	487

Total debt and derivatives	526	516
Non-current	298	287
Current	228	229
At fair value
Financial instruments measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3 – Inputs that are not based on observable market data.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels.
This depends on how the Company is able to obtain the underlying inputs when assessing the fair valuations. During the three-
month period ended March 31, 2026, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
As of March 31, 2026, the Group had 7,666,528 Warrants outstanding (December 31, 2025: 7,666,528). Each Warrant entitles the holder to purchase one Common Share at an exercise price of US$11.50 per share. The Warrants are exercisable from
September 14, 2025 and will expire on August 14, 2030. There were no Warrants exercised during the three-month period ended
March 31, 2026.
The Warrants are accounted for as liabilities and are measured at fair value as of each reporting period. As the Warrants are traded on an active market under the trading symbol "KYIVW", the fair value of the warrants is a level 1 fair value measurement.
The change in the fair value of the Warrants for the three-month period ended March 31, 2026 amounted to US$1 loss which has been recorded in the interim condensed consolidated income statement within other non-operating loss, net.
At discounted redemption amount
Put option liability represents Helsi put option liability amounting to US$1 (December 31, 2025: US$1) and Uklon put option liability amounting to US$1 (December 31, 2025: US$1), both measured at the discounted redemption amount.
At amortized cost
As of March 31, 2026, Bonds represent the principal and interest amounts outstanding for April 2025 Old Notes US$14
(December 31, 2025: US$24) and June 2025 Old Notes (US$15 (RUB1,254) (December 31, 2025: US$16 (RUB1,254)) which were not exchanged for New Notes prior to their respective maturity dates. Upon tender from Old noteholders, it is the
Company’s intention to exchange the Old Notes, including accrued interest, of eligible noteholders against a cash settlement.
Eligibility is based on successful completion of a sanctions check procedure. An indemnity agreement between Kyivstar Holdings and VEON Amsterdam B.V. is in place which is to see Kyivstar Holdings made whole for any external payments to eligible Old noteholders.
During the three-month ended March 31, 2026, Kyivstar Holdings B.V. partially settled April 2025 Old Notes in the aggregate amount of US$11, comprising US$10 of principal and less than US$1 of accrued interest.
The lease liabilities primarily (approximately 67%) relate to lease agreements with LLC “Ukraine Tower Company”, an entity under common control of VEON Ltd (see Note 12). These include leases arising from the sale-and-leaseback transaction of passive infrastructure as well as additional lease arrangements entered into subsequent to that transaction.
Other financial liabilities primarily comprise a long-term financial liability of US$10 relating to the license for the Digital Business
Support System and contingent consideration payable of US$4 in connection with the acquisition of Uklon Group.
On August 13, 2025, in connection with the consummation of the Business Combination Agreement, Kyivstar Group Ltd. issued a loan note payable (the “Loan Note Payable”) to VEON Amsterdam B.V. in the aggregate principal amount of $178. The Loan
Note Payable bears interest at a rate of 10% per annum, payable at maturity on August 12, 2026, and may be prepaid in whole or in part at any time without premium or penalty. Amounts repaid will be applied first to accrued interest and then to outstanding principal. On September 17, 2025, repayment of $124 was made, consisting of $122 of principal and $2 of interest. The remaining balance, including accrued interest, as of March 31, 2026 is $59.
Significant changes in financial assets and financial liabilities
There were no significant changes in financial assets and financial liabilities during the three-month period ended March 31,
2026 and 2025, except as disclosed above.
Financing activities during the three-month period ended March 31, 2026 and 2025
There were no significant financing activities during the three-month period ended March 31, 2026 and 2025.